Average Annual Total Returns - PSF PGIM Flexible Managed Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	PSF PGIM Flexible Managed Custom Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	PSF PGIM Flexible Managed Custom Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	PSF PGIM Flexible Managed Custom Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.59%	9.45%	9.61%	18.40%	15.21%	13.87%	14.36%	10.92%	9.84%